Securities Available for Sale (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Securities Available for Sale

4. Securities Available for Sale

The amortized cost, gross unrealized gains and losses, and fair value of securities available for sale as of September 30, 2017 and December 31, 2016, were as follows:

September 30, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$123,007	$176	$(30)	$123,153
Asset-backed securities related to Company- sponsored securitization transactions (1)	33,293	24	(32)	33,285
Certificates of deposit	25,920	—	—	25,920
Asset-backed securities	15,454	—	(3)	15,451
Commercial paper	9,981	—	—	9,981
U.S. agency securities	5,000	1	—	5,001
U.S. Treasury securities	2,496	—	(4)	2,492
Other securities	4,001	1	—	4,002
Total securities available for sale	$219,152	$202	$(69)	$219,285

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$181,359	$63	$(199)	$181,223
Certificates of deposit	27,501	—	—	27,501
Asset-backed securities	25,369	4	(9)	25,364
Commercial paper	20,164	—	—	20,164
U.S. agency securities	19,602	21	—	19,623
U.S. Treasury securities	2,493	3	—	2,496
Other securities	10,805	—	(39)	10,766
Total securities available for sale	$287,293	$91	$(247)	$287,137

(1)	Approximately $32.5 million of the “Asset-backed securities related to Company-sponsored securitization transactions” are subject to restrictions on transfer pursuant to the Company’s obligations as a “sponsor” under the U.S. Risk Retention Rules (as more fully described in “Part II. Other Information – Item 1A. Risk Factors – Risk retention rules and recent developments in our business may increase our compliance costs, impair our liquidity and otherwise adversely affect our operating results.” in the Company’s Quarterly Report on Form 10-Q for the period ended June 30, 2017).

The senior securities and the subordinated residual certificates related to the securitization transactions (See “Note 6. Securitizations of Personal Whole Loans”) are accounted for as securities available for sale. The senior securities and subordinated residual certificates are included in “Asset-backed securities related to Company-sponsored securitization transactions” in the table above. The senior securities are valued using prices obtained from third-party pricing services (Level 2 of the fair value hierarchy) as described in the Company’s Annual Report (“Note 2. Summary of Significant Accounting Policies”). The subordinated residual certificates are valued using discounted cash flow models that incorporate contractual payment terms and estimated discount rates, credit losses, and prepayment rates (Level 3 of the fair value hierarchy). The fair value of the subordinated residual certificates was $5.4 million at September 30, 2017.

A summary of securities available for sale with unrealized losses as of September 30, 2017 and December 31, 2016, aggregated by period of continuous unrealized loss, is as follows:

	Less than 12 months		12 months or longer		Total
September 30, 2017	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$37,291	$(20)	$8,347	$(10)	$45,638	$(30)
Asset-backed securities related to Company-sponsored securitization transactions	19,187	(32)	—	—	19,187	(32)
Asset-backed securities	4,233	(3)	—	—	4,233	(3)
U.S. Treasury securities	2,492	(4)	—	—	2,492	(4)
Total securities with unrealized losses(1)	$63,203	$(59)	$8,347	$(10)	$71,550	$(69)

	Less than 12 months		12 months or longer		Total
December 31, 2016	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$107,862	$(185)	$11,682	$(14)	$119,544	$(199)
Asset-backed securities	6,628	(8)	1,870	(1)	8,498	(9)
Other securities	6,800	(3)	3,966	(36)	10,766	(39)
Total securities with unrealized losses(1)	$121,290	$(196)	$17,518	$(51)	$138,808	$(247)

(1)	The number of investment positions with unrealized losses at September 30, 2017 and December 31, 2016 totaled 41 and 72, respectively.

During the third quarter and first nine months of 2017, the Company recognized $505 thousand in other-than-temporary impairment charges on its subordinated residual certificates held as a result of its Company-sponsored securitization transactions. During the third quarter and first nine months of 2016, the Company recognized no other-than-temporary impairment charges.

The contractual maturities of securities available for sale at September 30, 2017, were as follows:

	Within 1 year	After 1 year through 5 years	After 5 years through 10 years	After 10 years	Total
Corporate debt securities	$90,952	$32,201	$—	$—	$123,153
Asset-backed securities related to Company-sponsored securitization transactions	—	—	33,285	—	33,285
Certificates of deposit	25,920	—	—	—	25,920
Asset-backed securities	8,228	7,223	—	—	15,451
Commercial paper	9,981	—	—	—	9,981
U.S. agency securities	5,001	—	—	—	5,001
U.S. Treasury securities	—	2,492	—	—	2,492
Other securities	—	4,002	—	—	4,002
Total fair value	$140,082	$45,918	$33,285	$—	$219,285
Total amortized cost	$140,055	$45,804	$33,293	$—	$219,152

During the third quarter and first nine months of 2017, the Company’s Depositor and MOA sold $313.2 million and $578.6 million, respectively, in asset-backed securities related to the Company-sponsored securitization transactions. There were no realized gains or losses related to such sales. For further information, see “Note 6. Securitizations of Personal Whole Loans.” There were no other sales of securities available for sale during the first nine months of 2017 or 2016.

4. Securities Available for Sale

The Company began purchasing securities available for sale during the second quarter of 2015. The amortized cost, gross unrealized gains and losses, and fair value of securities available for sale as of December 31, 2016 and 2015, were as follows:

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$181,359	$63	$(199)	$181,223
Certificates of deposit	27,501	—	—	27,501
Asset-backed securities	25,369	4	(9)	25,364
Commercial paper	20,164	—	—	20,164
U.S. agency securities	19,602	21	—	19,623
U.S. Treasury securities	2,493	3	—	2,496
Other securities	10,805	—	(39)	10,766
Total securities available for sale	$287,293	$91	$(247)	$287,137

December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$217,243	$2	$(1,494)	$215,751
Asset-backed securities	54,543	—	(134)	54,409
U.S. agency securities	16,602	1	(25)	16,578
U.S. Treasury securities	3,489	—	(4)	3,485
Other securities	7,005	—	(17)	6,988
Total securities available for sale	$298,882	$3	$(1,674)	$297,211

A summary of securities available for sale with unrealized losses as of December 31, 2016 and 2015, aggregated by period of continuous unrealized loss, is as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2016	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$107,862	$(185)	$11,682	$(14)	$119,544	$(199)
Asset-backed securities	6,628	(8)	1,870	(1)	8,498	(9)
Other securities	6,800	(3)	3,966	(36)	10,766	(39)
Total securities with unrealized losses(1)	$121,290	$(196)	$17,518	$(51)	$138,808	$(247)

	Less than 12 months		12 months or longer		Total
December 31, 2015	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$212,018	$(1,494)	$—	$—	$212,018	$(1,494)
Asset-backed securities	54,409	(134)	—	—	54,409	(134)
U.S. agency securities	14,578	(25)	—	—	14,578	(25)
U.S. Treasury securities	3,485	(4)	—	—	3,485	(4)
Other securities	6,988	(17)	—	—	6,988	(17)
Total securities with unrealized losses(1)	$291,478	$(1,674)	$—	$—	$291,478	$(1,674)

(1)	The number of investment positions with unrealized losses at December 31, 2016 and 2015 totaled 72 and 141, respectively.

There were no impairment charges recognized during 2016 or 2015.

The contractual maturities of securities available for sale at December 31, 2016, were as follows:

	Within 1 year	After 1 year through 5 years	After 5 years through 10 years	After 10 years	Total
Corporate debt securities	$90,096	$91,127	$—	$—	$181,223
Certificates of deposit	27,501	—	—	—	27,501
Asset-backed securities	8,370	16,994	—	—	25,364
Commercial paper	20,164	—	—	—	20,164
U.S. agency securities	19,623	—	—	—	19,623
U.S. Treasury securities	—	2,496	—	—	2,496
Other securities	6,800	3,966	—	—	10,766
Total fair value	$172,554	$114,583	$—	$—	$287,137
Total amortized cost	$172,602	$114,691	$—	$—	$287,293

Proceeds and gross realized gains and losses from sales of securities available for sale were as follows:

Year Ended December 31,	2016	2015
Proceeds	$2,494	$120,420
Gross realized gains	$2	$133
Gross realized losses	$—	$4